                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               -------

  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Whitney Holdings LLC
           -------------------------------------
Address:            177 Broad Street
           -------------------------------------
                    Stamford, CT 06901
           -------------------------------------

13F File Number:    28-05743
                  -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Daniel J. O'Brien
           -------------------------------------
Title:              Managing Member
           -------------------------------------
Phone:              203-973-1440
           -------------------------------------

Signature, Place, and Date of Signing:


 /s/ Daniel J. O'Brien              Stamford, CT              August 13, 2001
-----------------------       -----------------------       ------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number          Name

      28-
         -------------         -----------------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           2
                                          ----------
Form 13F Information Table Entry Total:      46
                                          ----------

Form 13F Information Table Value Total:   $551,552 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            13F File Number          Name

     1                 28-05749              J.H. Whitney III Management, LLC
                    ---------------          ---------------------------------

     No.            13F File Number          Name

     2                 28-05745              J.H. Whitney Equity Partners, LLC
                    ---------------          ---------------------------------

     No.            13F File Number          Name

     3                                       JHW IV Management Co., LLC
                    ---------------          ---------------------------------

                           FORM 13F INFORMATION TABLE
                                 JUNE 30, 2001


   COLUMN 1                        COLUMN 2  COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 SHRS OR                                          VOTING AUTHORITY
                                   TITLE OF            VALUE     PRN AMT         PUT/   INVESTMENT   OTHER      --------------------
                                    CLASS     CUSIP    X$1000      AMT    SH/PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
                                   -------- ---------  ------    -------  ------ ----   ----------  --------    ----    ------  ----
 1 AMAZON COM INC COM              COMMON   023135106   3,895      275,300  SH        SHARED-DEFINED    NONE     275,300
------------------------------------------------------------------------------------------------------------------------------------
 2 EFUNDS CORP                     COMMON   28224R101  21,623    1,162,511  SH        SHARED-DEFINED    NONE   1,162,511
------------------------------------------------------------------------------------------------------------------------------------
 3 VERITAS SOFTWARE CORP           COMMON   923436109   4,598       69,106  SH        SHARED-DEFINED    NONE      69,106
------------------------------------------------------------------------------------------------------------------------------------
 4 APAC CUSTOMER SERVICES INC.     COMMON   00185E106   1,078      340,000  SH        SHARED-DEFINED    NONE     340,000
------------------------------------------------------------------------------------------------------------------------------------
 5 COMMONWEALTH TELEPHONE
    ENTERPRISES, INC.              COMMON   203349105  10,191      241,201  SH        SHARED-DEFINED    NONE     241,201
------------------------------------------------------------------------------------------------------------------------------------
 6 ACTIVISION INC.                 COMMON   004930202  40,873    1,041,359  SH        SHARED-DEFINED    NONE   1,041,359
------------------------------------------------------------------------------------------------------------------------------------
 7 ARBITRON INC.                   COMMON   03875Q108  23,271      965,600  SH        SHARED-DEFINED    NONE     965,600
------------------------------------------------------------------------------------------------------------------------------------
 8 ARGOSY GAMING COMPANY           COMMON   040228108  19,102      688,100  SH        SHARED-DEFINED    NONE     688,100
------------------------------------------------------------------------------------------------------------------------------------
 9 EDISON SCHOOLS INC.             COMMON   281033100   1,256       55,000  SH        SHARED-DEFINED    NONE      55,000
------------------------------------------------------------------------------------------------------------------------------------
10 GILLETTE COMPANY                COMMON   375766102   6,958      240,000  SH        SHARED-DEFINED    NONE     240,000
------------------------------------------------------------------------------------------------------------------------------------
11 IL FORNAIO AMERICA CORP.        COMMON   451926109   2,121      184,400  SH        SHARED-DEFINED    NONE     184,400
------------------------------------------------------------------------------------------------------------------------------------
12 LIBERTY MEDIA GROUP             COMMON   87924V507   4,955      283,300  SH        SHARED-DEFINED    NONE     283,300
------------------------------------------------------------------------------------------------------------------------------------
13 THQ INC.                        COMMON   872443403   2,385       40,000  SH        SHARED-DEFINED    NONE      40,000
------------------------------------------------------------------------------------------------------------------------------------
14 TOYS R US INC.                  COMMON   892335100  14,301      577,800  SH        SHARED-DEFINED    NONE     577,800
------------------------------------------------------------------------------------------------------------------------------------
15 ALBERTA ENERGY                  COMMON   012873105  10,970      266,000  SH        SHARED-DEFINED    NONE     266,000
------------------------------------------------------------------------------------------------------------------------------------
16 CANADIAN HUNTER EXPLORER, LTD.  COMMON   136046109   6,329      258,900  SH        SHARED-DEFINED    NONE     258,900
------------------------------------------------------------------------------------------------------------------------------------
17 MOORE CORP                      COMMON   615785102   6,369    1,175,000  SH        SHARED-DEFINED    NONE   1,175,000
------------------------------------------------------------------------------------------------------------------------------------
18 RIO ALTO EXPLORATION, LTD.      COMMON   766892103   3,469      200,000  SH        SHARED-DEFINED    NONE     200,000
------------------------------------------------------------------------------------------------------------------------------------
19 ULTRA PETROLEUM CORPORATION     COMMON   903914109   7,686    1,601,200  SH        SHARED-DEFINED    NONE   1,601,200
------------------------------------------------------------------------------------------------------------------------------------
20 ACE CASH EXPRESS INC.           COMMON   004403101   3,126      305,009  SH        SHARED-DEFINED    NONE     305,009
------------------------------------------------------------------------------------------------------------------------------------
21 DUN & BRADSTREET CORP.          COMMON   26483E100   7,213      255,772  SH        SHARED-DEFINED    NONE     255,772
------------------------------------------------------------------------------------------------------------------------------------
22 INTERACTIVE DATA CORP.          COMMON   45840J107   5,459      606,500  SH        SHARED-DEFINED    NONE     606,500
------------------------------------------------------------------------------------------------------------------------------------
23 NEWMIL BANCORP INC.             COMMON   651633109     348       30,000  SH        SHARED-DEFINED    NONE      30,000
------------------------------------------------------------------------------------------------------------------------------------
24 LABORATORY CORP OF AMERICA
    HOLDINGS                       COMMON   50540R409  27,964      363,642  SH        SHARED-DEFINED    NONE     363,642
------------------------------------------------------------------------------------------------------------------------------------
25 MARTEK BIOSCIENCES CORP         COMMON   572901106   4,589      161,000  SH        SHARED-DEFINED    NONE     161,000
------------------------------------------------------------------------------------------------------------------------------------
26 ALIGN TECHNOLOGY INC.           COMMON   016255101     196       25,000  SH        SHARED-DEFINED    NONE      25,000
------------------------------------------------------------------------------------------------------------------------------------
27 COGNIZANT                       COMMON   192446102   5,247      123,600  SH        SHARED-DEFINED    NONE     123,600
------------------------------------------------------------------------------------------------------------------------------------
28 EPIQ SYSTEMS INC.               COMMON   26882D109   2,569      100,000  SH        SHARED-DEFINED    NONE     100,000
------------------------------------------------------------------------------------------------------------------------------------
29 F5 NETWORKS INC.                COMMON   315616102     756       43,000  SH        SHARED-DEFINED    NONE      43,000
------------------------------------------------------------------------------------------------------------------------------------
30 JUPITER MEDIA METRIX INC.       COMMON   48206U104     610      473,111  SH        SHARED-DEFINED    NONE     473,111
------------------------------------------------------------------------------------------------------------------------------------
31 PROCURENET                      COMMON           -       0       10,000  SH        SHARED-DEFINED    NONE      10,000
------------------------------------------------------------------------------------------------------------------------------------
32 NMT MEDICAL, INC.               COMMON   629294109   5,534    2,504,010  SH        SHARED-DEFINED   WEP(2)  2,504,010
------------------------------------------------------------------------------------------------------------------------------------
33 NU SKIN ENTERPRISES, INC.       COMMON   67018T105     128       15,062  SH        SHARED-DEFINED   WEP(2)     15,062
------------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1                    COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            SHRS OR                                               VOTING AUTHORITY
                               TITLE OF            VALUE    PRN AMT           PUT/   INVESTMENT      OTHER     ---------------------
                                CLASS     CUSIP    X$1000     AMT      SH/PRN CALL   DISCRETION     MANAGERS     SOLE   SHARED NONE
                               -------- ---------  ------   -------    ------ ----   ----------     --------     ----   ------ ----
34 USINTERNETWORKING, INC.     COMMON   917311805    3,643   3,036,226   SH          SHARED-DEFINED  JHWIII(1)  3,036,226
------------------------------------------------------------------------------------------------------------------------------------
35 SPECTRASITE HOLDINGS, INC.  COMMON   84760T100   94,043  12,989,337   SH          SHARED-DEFINED  JHWIII(1) 12,989,337
                                                                                                       WEP(2)
------------------------------------------------------------------------------------------------------------------------------------
36 VITAMINSHOPPE.COM           COMMON   92848M104    1,059   1,092,849   SH          SHARED-DEFINED  JHWIII(1)  1,092,849
37 TELECORP PCS INC.           COMMON   879299105  178,962   9,239,123   SH          SHARED-DEFINED  JHWIII(1)  9,239,123
                                                                                                       WEP(2)
------------------------------------------------------------------------------------------------------------------------------------
38 SCIQUEST.COM, INC.          COMMON   80908Q107      560     538,105   SH          SHARED-DEFINED  JHWIII(1)    538,105
------------------------------------------------------------------------------------------------------------------------------------
39 TBM HOLDINGS INC.           COMMON   872197108    7,318   1,416,667   SH          SHARED-DEFINED  JHWIII(1)  1,416,667
------------------------------------------------------------------------------------------------------------------------------------
40 CARESCIENCE, INC.           COMMON   141726109    4,488   2,639,948   SH          SHARED-DEFINED  JHWIII(1)  2,639,948
------------------------------------------------------------------------------------------------------------------------------------
41 BRIAZZ INC.                 COMMON   10782M104    2,263     826,021   SH          SHARED-DEFINED   WEP(2)      826,021
------------------------------------------------------------------------------------------------------------------------------------
42 IONA TECHNOLOGIES PLC       COMMON   46206P109    3,110      80,777   SH          SHARED-DEFINED  JHWIV(3)      80,777
------------------------------------------------------------------------------------------------------------------------------------
43 EXFO NOV 01 $30 PUTS                 3020438KF      142          95         PUTS  SHARED-DEFINED   NONE                        95
------------------------------------------------------------------------------------------------------------------------------------
44 CD RADIO WARRANTS                    125127134      600       6,000        CALLS  SHARED-DEFINED   NONE                     6,000
------------------------------------------------------------------------------------------------------------------------------------
45 XM SATTELLITE RADIO INC
    WARRANTS                            98375Y114      100       5,000        CALLS  SHARED-DEFINED   NONE                     5,000
------------------------------------------------------------------------------------------------------------------------------------
46 METRICOM WARRANTS                    591596135      100       2,500        CALLS  SHARED-DEFINED   NONE                     2,500
------------------------------------------------------------------------------------------------------------------------------------
                                                   551,552


(1) J.H. WHITNEY MANAGMENT, LLC

(2) J.H. WHITNEY EQUITY PARTNERS, LLC

(3) J.H.W. IV Management Co., LLC